Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Fair Value Measurements
Schedule of key assumptions used in the Monte Carlo simulation

The key assumptions used in the Monte Carlo simulation are presented in the table below:

	As of March 31,
	2024		2023
Asset volatility (1)	84.4%		90.8%
Risk-free rate (2)	4.2%		3.6%
Expected term (3)	60	Months	60	months
(1)	Asset volatility measures the uncertainty about the realization of expected future returns that was estimated based on the methodologies assuming default risk based on the implied and historical volatility of the share price of peer companies.
(2)	Risk-free rate based on the U.S. Treasury yield in effect at the time of SAFE Notes consistent with the expected term.
(3)	The simulation considers total 5-year term. If there are no events occurring within 5-years then the SAFE noteholders are expected to receive their principal amount.

The key assumptions used in the Monte Carlo simulation are presented in the table below as of December 31, 2023:

Asset volatility(1)	85.8%
Risk-free rate(2)	3.8%
Expected term(3)	60	months
(1)	Asset volatility measures the uncertainty about the realization of expected future returns that was estimated based on the methodologies assuming default risk based on the implied and historical volatility of the share price of peer companies.
(2)	Risk-free rate based on the U.S. Treasury yield in effect at the time of SAFE Notes consistent with the expected term.
(3)	The simulation considers total 5-year term. If there are no events occurring within 5-years then the SAFE noteholders are expected to receive their principal amount.

Schedule of reconciliation of the liability measured at fair value on a recurring basis using significant unobservable inputs (Level 3)

	Three Months Ended
	March 31,
	2024	2023
Beginning balance	$46,042,000	$13,340,000
SAFE Notes issued during the period	10,232,000	—
Change in fair value during the period	16,793,000	1,373,000
Ending balance	$73,067,000	$14,713,000

	Years Ended December 31,
	2023	2022
Beginning balance	$13,340,000	$—
SAFE Notes issued during the year	18,985,000	13,340,000
Change in fair value during the year	13,717,000	—
Ending balance	$46,042,000	$13,340,000